Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Detail) - Trade Receivables [Member] - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Balance at beginning of period	$ 1,314,311
Balance at end of period	1,258,817	$ 1,314,311
Trade Receivables Past Due and Impaired [Member]
Disclosure of financial assets [Line Items]
Balance at beginning of period	1,314,311	1,549,192
Amounts written off		(215,826)
Foreign currency translation differences		(19,055)
Increases (decreases) for the year	(55,494)
Balance at end of period	$ 1,258,817	$ 1,314,311